Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of the Carrying Amounts of the Assets and Liabilities Held for Sale in the Consolidated Balance Sheet

The carrying amounts of the assets and liabilities held for sale in the consolidated balance sheet consisted of the following (in thousands):

December 31,
2022
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$300
Prepaid expenses and other current assets	244
Total current assets held for sale	544
NON-CURRENT ASSETS:
Property and equipment, net	5,384
Operating lease right of use assets	8,182
Other non-current assets	3
Total assets held for sale	$14,113
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable	$193
Accrued expenses and other current liabilities	1,324
Operating lease liabilities, current	914
Total current liabilities related to assets held for sale	2,431
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current	$7,906
Total liabilities related to assets held for sale	$10,337